Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Analysis of income and expense [abstract]
Revenue	€ 0	€ 13
Statement of financial position [abstract]
Loans	0		€ 1,411
Receivables	0		534
Impairment of financial assets	289		(1,945)
Shareholders
Analysis of income and expense [abstract]
Revenue	0	€ 13
Statement of financial position [abstract]
Loans	0
Receivables	0
Joint Venture
Analysis of income and expense [abstract]
Revenue	0
Statement of financial position [abstract]
Loans	0		1,411
Receivables	€ 0		534
Impairment of financial assets			€ (1,945)